Loans and Borrowings - Schedule of senior notes payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Disclosure of detailed information about borrowings [line items]
Opening balance	$ 29,930
Closing balance	50,159	$ 29,930
Current portion	50,159	29,930
Long-term portion	0	0
Senior Notes Payable
Disclosure of detailed information about borrowings [line items]
Opening balance	0
Assumed on business combination	50,138	0
Interest paid	(1,210)	0
Interest expense	1,231	0
Closing balance	50,159	0
Current portion	50,159	0
Long-term portion	$ 0	$ 0